VARIABLE INTEREST ENTITIES - Schedule of Variable Interest Entities (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Unfunded Commitments	$ 69,000	$ 61,000
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Fair Value of Investment	541,531	342,247
Unfunded Commitments	69,019	61,014
Maximum Exposure	610,550	403,261
Non-Consolidated Sponsored Investment Funds | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Fair Value of Investment	398,386	187,605
Unfunded Commitments	56,725	48,550
Maximum Exposure	455,111	236,155
Other VIE’s | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Fair Value of Investment	143,145	154,642
Unfunded Commitments	12,294	12,464
Maximum Exposure	$ 155,439	$ 167,106